WARRANTS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 27, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Expected dividend yield		0.00%		0.00%	0.00%
Stock-based compensation expense		$ 231,933	$ 1,732,834	$ 2,609,786	$ 664,208
Unrecognized compensation expense		$ 31,000		$ 54,000
Weighted-average period for recognition		4 months 24 days		9 months 18 days
Jerry Katzman MD [Member]
Warrant shares			300,000
Virender Ahluwalia [Member]
Warrant shares			50,000
Herbert Gould MD [Member]
Warrant shares			160,000
Dessy Boneva MD [Member]
Warrant shares			50,000
Vinay Mehindru MD [Member]
Warrant shares			75,000
Warrant [Member]
Warrant issued to purchase common stock			1,550,000
Warrant exercise price			$ 3.00
Warrant shares			635,000
Fair value of option grant price per share				$ 2.13
Expected dividend yield		0.00%		0.00%
Stock-based compensation expense		$ 208,476	$ 1,548,881	$ 2,217,832	$ 0
Unrecognized compensation expense		$ 800,000		$ 1,082,000
Weighted-average period for recognition		1 year		1 year 1 month 6 days
Common Stock [Member] | Exchange Agreement [Member]
Common stock exchanged for warrants	28,014,540
Pre-funded Warrant [Member] | Exchange Agreement [Member]
Warrant issued to purchase common stock	28,014,540
Warrant exercise price	$ 0.0001